SHARE OPTIONS (Summary of Range of Prices of Stock Options) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Share $ / shares shares	Dec. 31, 2022 USD ($) Share $ / shares shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share
Outstanding
Weighted average contractual life remaining (years)	5 years 10 days	5 years 6 months 29 days
Class A Ordinary shares [Member]
Outstanding
Number of options | Share	46,914,672	44,814,672	18,727,990	19,485,990
Exercisable
Number of options | shares	19,764,672	14,138,004
Weighted average exercise price | $ / shares	$ 0.19	$ 0.19	$ 0
Class A Ordinary shares [Member] | US$0.12-US$0.99 [Member]
Outstanding
Number of options | Share	42,266,672	39,546,672
Weighted average exercise price | $	$ 0.28	$ 0.35
Weighted average contractual life remaining (years)	5 years 6 months	6 years 1 month 6 days
Exercisable
Number of options | shares	15,116,672	8,930,004
Weighted average exercise price | $ / shares	$ 0.47	$ 0.59
Weighted average contractual life remaining (years)	4 years 1 month 28 days	4 years 18 days
Class A Ordinary shares [Member] | US$1.00-US$1.74 [Member]
Outstanding
Number of options | Share	4,648,000	4,988,000
Weighted average exercise price | $	$ 1.33	$ 1.34
Weighted average contractual life remaining (years)	9 months 14 days	1 year 9 months 10 days
Exercisable
Number of options | shares	4,648,000	4,928,000
Weighted average exercise price | $ / shares	$ 1.33	$ 1.34
Weighted average contractual life remaining (years)	9 months 14 days	1 year 8 months 26 days
Class A Ordinary shares [Member] | US$1.75- US$2.43 [Member]
Outstanding
Number of options | Share		280,000
Weighted average exercise price | $		$ 2.43
Weighted average contractual life remaining (years)		1 month 24 days
Exercisable
Number of options | shares		280,000
Weighted average exercise price | $ / shares		$ 2.43
Weighted average contractual life remaining (years)		1 month 24 days
American depositary share [Member]
Outstanding
Number of options | Share	2,345,734	2,240,734	936,400	974,300
Exercisable
Number of options | shares	988,234	706,900
Weighted average exercise price | $ / shares	$ 3.8	$ 3.8
American depositary share [Member] | US$2.40-US$19.80 [Member]
Outstanding
Number of options | Share	2,113,334
Weighted average exercise price | $	$ 5.64
Weighted average contractual life remaining (years)	5 years 6 months
Exercisable
Number of options | shares	755,834
Weighted average exercise price | $ / shares	$ 9.32
Weighted average contractual life remaining (years)	4 years 1 month 28 days
American depositary share [Member] | US$20.00-US$34.80 [Member]
Outstanding
Number of options | Share	232,400	249,400
Weighted average exercise price | $	$ 26.54	$ 26.8
Weighted average contractual life remaining (years)	9 months 14 days	1 year 9 months 10 days
Exercisable
Number of options | shares	232,400	246,400
Weighted average exercise price | $ / shares	$ 26.54	$ 26.8
Weighted average contractual life remaining (years)	9 months 14 days	1 year 8 months 26 days
American depositary share [Member] | US$2.40-US$19.99 [Member]
Outstanding
Number of options | Share		1,977,334
Weighted average exercise price | $		$ 7
Weighted average contractual life remaining (years)		6 years 1 month 6 days
Exercisable
Number of options | shares		446,500
Weighted average exercise price | $ / shares		$ 11.8
Weighted average contractual life remaining (years)		4 years 18 days
American depositary share [Member] | US$35.00- US$48.60 [Member]
Outstanding
Number of options | Share		14,000
Weighted average exercise price | $		$ 48.6
Weighted average contractual life remaining (years)		1 month 24 days
Exercisable
Number of options | shares		14,000
Weighted average exercise price | $ / shares		$ 48.6
Weighted average contractual life remaining (years)		1 month 24 days